INCOME TAXES - Components of Current and Deferred Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Income Tax Disclosure [Abstract]
Current tax benefit (expense)	$ 3,952	$ (12,644)	$ (9,305)
Deferred tax (expense) benefit	(4,155)	517	(817)
Provision for income taxes	$ (203)	$ (12,127)	$ (10,122)